Employees - Pensions and Similar Obligations, Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	12.00%
Actuarial valuation, time interval	3 years
Actual return on plan assets	€ (5,987)	€ 2,302
Return on plan assets excluding amounts included in net finance income/(cost)	(6,483)	1,958	€ 1,494
Interest income, defined benefit plans	496
Property and leases occupied by Unilever
Disclosure of defined benefit plans [line items]
Property and leases	77	74
Unilever securities
Disclosure of defined benefit plans [line items]
Equity securities	€ 1	€ 1
Percentage of plan assets in equity securities (in percent)	0.003%	0.002%
Special Benefits Trust
Disclosure of defined benefit plans [line items]
Excluded plan assets	€ 39	€ 38
UK and Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit pension liabilities	65.00%
United Kingdom
Disclosure of defined benefit plans [line items]
Percentage of long term trend future improvements	1.00%
United Kingdom | Interest rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	100.00%
United Kingdom | Inflation rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	100.00%
The Netherlands | Interest rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	60.00%
The Netherlands | Inflation rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	20.00%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Period of level of medical cost inflation	4 years
Other post- employment benefit plans | Bottom of range
Disclosure of defined benefit plans [line items]
Rate of level of medical cost inflation (in percent)	6.00%
Pension liabilities
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	94.00%
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	82.00%